Asset retirement obligations - Risk Free Rates (Details) - Provision for decommissioning, restoration and rehabilitation costs [member]	Dec. 31, 2020	Dec. 31, 2019
Canada
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	1.20%	1.70%
United States
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	1.60%	2.40%
France
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	0.30%	0.90%
Netherlands
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	(0.60%)	(0.10%)
Germany
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	(0.20%)	0.30%
Ireland
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	(0.10%)	0.60%
Australia
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	1.30%	1.60%